FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 3,056	$ 2,134
Disclosure of financial liabilities [line items]
Financial liabilities	17,714	12,361
FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	373	440
Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	17,341	11,921
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,115	608
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	64	142
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,877	1,384
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	1,993	2,101
Corporate borrowings | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	1,993	2,101
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	13,113	8,063
Non-recourse borrowings (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	13,113	8,063
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	1,308	864
Accounts payable and other | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	1,308	864
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	1,280	1,313
Financial liabilities (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	373	440
Financial liabilities (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	907	873
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	540	374
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	540	374
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	1,171	838
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,171	838
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,172	837
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	989	608
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	17	57
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	166	172
Marketable securities
Disclosure of financial assets [line items]
Financial assets	173	85
Marketable securities | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	126	0
Marketable securities | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	47	85
Marketable securities | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0